Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property Plant and Equipment

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Schedule of Accumulated Other Comprehensive Loss Components

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative currency translation adjustment	(337,701)	(385,426)	(239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186

Total accumulated other comprehensive loss	(326,933)	(356,580)	(201,416)

Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2013	2012	2011	2010	2012	2011	2010
Russian ruble	30.93	30.37	32.20	30.48	31.09	29.39	30.37
Euro	0.76	0.76	0.77	0.76	0.78	0.72	0.75
Romanian lei	3.37	3.36	3.34	3.20	3.47	3.05	3.18
Kazakh tenge	150.93	150.74	148.40	147.40	149.11	146.62	147.34
Bulgarian lev	1.50	1.48	1.51	1.46	1.52	1.41	1.48
Turkish lira	1.79	1.79	1.91	1.54	1.80	1.67	1.51
Ukrainian hryvnia	7.99	7.99	7.99	7.96	7.99	7.97	7.94

(*)	Exchange rates shown in local currency units for one U.S. dollar